UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    InView Investment Management, LLC
Address: 205 North Michigan Avenue, Suite 2550

         Chicago, IL  60601

13F File Number:  28-12238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Glen Kleczka
Title:     Chief Executive Officer & Managing Director
Phone:     312-630-3470

Signature, Place, and Date of Signing:

     /s/Glen Kleczka     Chicago, IL     November 10, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $183,753 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EQTY INVT LIFE HLD    COM              025676206     5214   695164 SH       SOLE                   240634        0   454530
ANNALY CAP MGMT INC            COM              035710409     7772   577864 SH       SOLE                   200160        0   377704
ANNTAYLOR STORES CORP          COM              036115103     3006   145620 SH       SOLE                    50570        0    95050
ARES CAP CORP                  COM              04010L103     3358   321935 SH       SOLE                   117980        0   203955
ASBURY AUTOMOTIVE GROUP INC    COM              043436104     2928   254137 SH       SOLE                    88400        0   165737
AVISTA CORP                    COM              05379B107     5439   250524 SH       SOLE                    86840        0   163684
AVNET INC                      COM              053807103     2661   108020 SH       SOLE                    37510        0    70510
BAYTEX ENERGY TR               TRUST UNIT       073176109      383    15500 SH       SOLE                    15500        0        0
BIO RAD LABS INC               CL A             090572207     3823    38570 SH       SOLE                    13390        0    25180
BJS WHOLESALE CLUB INC         COM              05548J106     5698   146618 SH       SOLE                    50890        0    95728
BRINKER INTL INC               COM              109641100     1999   111760 SH       SOLE                    38836        0    72924
BRONCO DRILLING CO INC         COM              112211107     3581   350440 SH       SOLE                   121310        0   229130
BROOKS AUTOMATION INC          COM              114340102     1546   184911 SH       SOLE                    64040        0   120871
CEDAR SHOPPING CTRS INC        COM NEW          150602209     3564   269596 SH       SOLE                    93750        0   175846
CMS ENERGY CORP                COM              125896100     3317   265980 SH       SOLE                    92070        0   173910
CROWN HOLDINGS INC             COM              228368106     8556   385233 SH       SOLE                   133430        0   251803
CSG SYS INTL INC               COM              126349109     4733   270000 SH       SOLE                    93750        0   176250
DRS TECHNOLOGIES INC           COM              23330X100    10351   134867 SH       SOLE                    46690        0    88177
ENDURANCE SPECIALTY HLDGS LT   SHS              G30397106     6432   208017 SH       SOLE                    72050        0   135967
FIRST PL FINL CORP             COM              33610T109     2475   192620 SH       SOLE                    66720        0   125900
FLEXTRONICS INTL LTD           ORD              Y2573F102     4719   666550 SH       SOLE                   230940        0   435610
FOREST OIL CORP                COM PAR $0.01    346091705     7452   150245 SH       SOLE                    52040        0    98205
FRESH DEL MONTE PRODUCE INC    ORD              G36738105     3184   143415 SH       SOLE                    50045        0    93370
FURNITURE BRANDS INTL INC      COM              360921100     3199   304114 SH       SOLE                   105200        0   198914
HARVEST ENERGY TR              TRUST UNIT       41752X101      297    17582 SH       SOLE                    17582        0        0
KELLY SVCS INC                 CL A             488152208     4855   254835 SH       SOLE                    88580        0   166255
LIFEPOINT HOSPITALS INC        COM              53219L109     5077   157960 SH       SOLE                    54710        0   103250
LITTELFUSE INC                 COM              537008104     5152   173301 SH       SOLE                    60020        0   113281
MAIDENFORM BRANDS INC          COM              560305104     3248   223855 SH       SOLE                    77245        0   146610
MARINER ENERGY INC             COM              56845T305     1903    92811 SH       SOLE                    32292        0    60519
MEADOWBROOK INS GROUP INC      COM              58319P108     5167   731808 SH       SOLE                   253400        0   478408
MFA MTG INVTS INC              COM              55272X102     6506  1000992 SH       SOLE                   346320        0   654672
NATIONAL PENN BANCSHARES INC   COM              637138108     2722   186462 SH       SOLE                    64588        0   121874
OWENS ILL INC                  COM NEW          690768403     7225   245752 SH       SOLE                    85400        0   160352
PEROT SYS CORP                 CL A             714265105     5817   335292 SH       SOLE                   116240        0   219052
PHOTRONICS INC                 COM              719405102      599   318869 SH       SOLE                   110800        0   208069
PORTLAND GEN ELEC CO           COM NEW          736508847     4099   173250 SH       SOLE                    59950        0   113300
PROVIDENT ENERGY TR            TR UNIT          74386K104      179    19900 SH       SOLE                    19900        0        0
SCHOLASTIC CORP                COM              807066105     2078    80900 SH       SOLE                    28030        0    52870
SHAW GROUP INC                 COM              820280105     4979   162030 SH       SOLE                    56030        0   106000
SKECHERS U S A INC             CL A             830566105     4023   239034 SH       SOLE                    82780        0   156254
SMUCKER J M CO                 COM NEW          832696405     4026    79425 SH       SOLE                    27445        0    51980
SPARTECH CORP                  COM NEW          847220209      771    77866 SH       SOLE                    26690        0    51176
STAGE STORES INC               COM NEW          85254C305     2942   215392 SH       SOLE                    74590        0   140802
TECH DATA CORP                 COM              878237106     4371   146446 SH       SOLE                    50780        0    95666
U S CONCRETE INC               COM              90333L102     2327   520509 SH       SOLE                   180580        0   339929